- TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Provision for expected credit losses (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 242,695,755	$ 210,218,501
Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 229,587,868	195,325,587
Percentage of provision for expected credit losses	0.31%
Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 4,577,833	6,843,836
Percentage of provision for expected credit losses	9.43%
Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 2,418,252	1,808,425
Percentage of provision for expected credit losses	32.54%
Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 5,392,862	2,235,866
Percentage of provision for expected credit losses	44.54%
Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 718,940	$ 4,004,787
Percentage of provision for expected credit losses	23.69%
Credit amount
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 242,695,755
Credit amount | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	229,587,868
Credit amount | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	4,577,833
Credit amount | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	2,418,252
Credit amount | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	5,392,862
Credit amount | Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	718,940
Impairment provision
TRADE AND OTHER RECEIVABLES
Trade receivables	(4,492,643)
Impairment provision | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	(701,701)
Impairment provision | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	(431,630)
Impairment provision | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	(786,856)
Impairment provision | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	(2,402,146)
Impairment provision | Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ (170,310)